LVIP ClearBridge Large Cap Managed Volatility Fund Supplement Dated December 12, 2018 to the Prospectus, Summary Prospectus, and the Statement of Additional Information dated May 1, 2018

This Supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information for the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On December 4, 2018, the Board of Trustees of the Fund approved a proposal to merge the Fund with and into the LVIP Blended Core Equity Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed merger will be included in proxy materials.

The merger is subject to certain conditions, including approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, that are shareholders of the Fund, in the first quarter of 2019, and that a meeting of shareholders to consider the merger will be held in the second quarter of 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. The prospectus/proxy statement (when available) will contain important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement will also be available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the merger proposal.

Transfers in and out of the Fund. At any time prior to the date of the Fund merger (“Merger Date”), contract owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance or variable annuity product prospectus. Contract owners may transfer into any other available investment option under their policy or contract. Please see your variable product prospectus for information about other funds available for investment within your product. Please see your variable product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Merger Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Supplement Dated December 12, 2018 to the Prospectus, Summary Prospectus, and the Statement of Additional Information dated May 1, 2018

This Supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On December 4, 2018, the Board of Trustees of the Fund approved a proposal to merge the Fund with and into the LVIP Invesco Select Equity Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed merger will be included in proxy materials.

The merger is subject to certain conditions, including approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, that are shareholders of the Fund, in the first quarter of 2019, and that a meeting of shareholders to consider the merger will be held in the second quarter of 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. The prospectus/proxy statement (when available) will contain important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement will also be available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the merger proposal.

Transfers in and out of the Fund. At any time prior to the date of the Fund merger (“Merger Date”), contract owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance or variable annuity product prospectus. Contract owners may transfer into any other available investment option under their policy or contract. Please see your variable product prospectus for information about other funds available for investment within your product. Please see your variable product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Merger Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE